Derivative financial instruments (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Hedge instrument nominal value
Strategy
Hedge of interest receipts from investments in securities	[1]	R$ 9,784,183	R$ 16,030,487
Hedge of interest payments on funding	[2]	8,285,152	6,769,979
Total		18,069,335	22,800,466
Hedge object accounting value
Strategy
Hedge of interest receipts from investments in securities	[1]	8,048,943	14,708,544
Hedge of interest payments on funding	[2]	8,054,345	6,671,048
Total		16,103,288	21,379,592
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)
Strategy
Hedge of interest receipts from investments in securities	[1]	0	40,060
Hedge of interest payments on funding	[2]	(140,745)	(84,044)
Total		(140,745)	(43,984)
Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Strategy
Hedge of interest receipts from investments in securities	[1]	0	24,036
Hedge of interest payments on funding	[2]	(84,447)	(50,426)
Total		R$ (84,447)	R$ (26,390)

[1]	Referring to the DI interest rate risk, using DI Futures contracts in B3, with the maturity in 2019, making the cash flow fixed;
[2]	Referring to the DI interest rate risk, using DI Futures contracts in B3, with maturity dates in 2020, making the cash flow fixed. The effectiveness of the hedge portfolio is in accordance with accounting standards.